Related Party Transactions (Details) - Schedule of related parties	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Yuebiao Li [Member]
Related Party Transactions (Details) - Schedule of related parties [Line Items]
Nature of Relationship	Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO")	Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO")
Zhuo Zhang [Member]
Related Party Transactions (Details) - Schedule of related parties [Line Items]
Nature of Relationship	Principal shareholder, Director, Chief Financial Officer ("CFO")	Principal shareholder, Director, Chief Financial Officer ("CFO")
Yue Zhang [Member]
Related Party Transactions (Details) - Schedule of related parties [Line Items]
Nature of Relationship	Principal shareholder, Zhuo Zhang's sister	Principal shareholder, Zhuo Zhang's sister
Xiaojun Chen [Member]
Related Party Transactions (Details) - Schedule of related parties [Line Items]
Nature of Relationship	Husband of Zhuo Zhang	Husband of Zhuo Zhang
Heilongjiang Binteer [Member]
Related Party Transactions (Details) - Schedule of related parties [Line Items]
Nature of Relationship	Established by Yuebiao Li, in May 2014, Mr. Li transferred his 60% equity interest to his brother, Yuefeng Li. Yuefeng Li then transferred his 60% equity interest to a third party individual for zero consideration in March 2016. Significantly influenced by the Company.	Established by Yuebiao Li, in May 2014, Mr. Li transferred his 60% equity interest to his brother, Yuefeng Li. Yuefeng Li then transferred his 60% equity interest to a third party individual for zero consideration in March 2016. Significantly influenced by the Company.
Hengqingyuan [Member]
Related Party Transactions (Details) - Schedule of related parties [Line Items]
Nature of Relationship	Jinzheng holds 20% equity interest.	Jinzheng holds 20% equity interest.
Jincai [Member]
Related Party Transactions (Details) - Schedule of related parties [Line Items]
Nature of Relationship	Jinzheng holds 10% equity interest.	Jinzheng holds 10% equity interest.
Entity A and its subsidiaries [Member]
Related Party Transactions (Details) - Schedule of related parties [Line Items]
Nature of Relationship	Entity A is 45% owned by Entity D	Entity A is 45% owned by Entity D
Entity B [Member]
Related Party Transactions (Details) - Schedule of related parties [Line Items]
Nature of Relationship	Significantly influenced by the Company	Significantly influenced by the Company
Entity C [Member]
Related Party Transactions (Details) - Schedule of related parties [Line Items]
Nature of Relationship	Significantly influenced by the Company	Significantly influenced by the Company
Entity D and its subsidiaries [Member]
Related Party Transactions (Details) - Schedule of related parties [Line Items]
Nature of Relationship	Significantly influenced by the Company	Significantly influenced by the Company
Sude (Dalate) Environmental Protection Technology Co., Ltd (“Sude”) [Member]
Related Party Transactions (Details) - Schedule of related parties [Line Items]
Nature of Relationship	Yuebiao Li is the legal person.	Yuebiao Li is the legal person.